[MFS(R) INVESTMENT MANAGEMENT LOGO]

MFS(R) VARIABLE INSURANCE TRUST(SM)                                   PROSPECTUS

MAY 1, 2003                                                        INITIAL CLASS

MFS(R) CAPITAL OPPORTUNITIES SERIES
MFS(R) EMERGING GROWTH SERIES
MFS(R) HIGH INCOME SERIES
MFS(R) INVESTORS TRUST SERIES
MFS(R) NEW DISCOVERY SERIES

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This Prospectus describes five series offering Initial Class shares of the MFS
Variable Insurance Trust (referred to as the trust):

 1. MFS CAPITAL OPPORTUNITIES SERIES seeks capital appreciation (referred to as the Capital Opportunities Series).

 2. MFS EMERGING GROWTH SERIES seeks to provide long-term growth of capital (referred to as the Emerging Growth Series).

 3. MFS HIGH INCOME SERIES seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features (referred to as the High Income Series).

 4. MFS INVESTORS TRUST SERIES seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income (referred to as the Investors Trust Series).

 5. MFS NEW DISCOVERY SERIES seeks capital appreciation (referred to as the New Discovery Series).

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SERIES' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS

                                                                            PAGE

I     Expense Summary                                                          1

II    Risk Return Summary                                                      2

       1.  Capital Opportunities Series                                        2

       2.  Emerging Growth Series                                              5

       3.  High Income Series                                                  8

       4.  Investors Trust Series                                             11

       5.  New Discovery Series                                               14

III   Certain Investment Strategies and Risks                                 17

IV    Management of the Series                                                17

V     Description of Shares                                                   18

VI    Other Information                                                       18

VII   Financial Highlights                                                    19

      Appendix A -- Investment Techniques and Practices                      A-1

    The trust offers Initial Class shares of its 15 series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Each of these series is managed by Massachusetts Financial Services Company (referred to as MFS or the adviser). Five of these are described below.

I   EXPENSE SUMMARY

-   EXPENSE TABLE

    This table describes the fees and expenses that you may pay when you hold initial class shares of each series. These fees and expenses do NOT take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made.

    ANNUAL SERIES OPERATING EXPENSES (expenses that are deducted from a series' assets):

                                                   CAPITAL         EMERGING           HIGH           INVESTORS           NEW
                                                OPPORTUNITIES       GROWTH           INCOME            TRUST          DISCOVERY
                                                   SERIES           SERIES           SERIES            SERIES          SERIES
                                                -------------    -------------    -------------    -------------    -------------
    Management Fee                                  0.75%            0.75%            0.75%             0.75%            0.90%
    Other Expenses                                  0.18%            0.11%            0.15%             0.13%            0.15%
                                                    ----             ----             ----              ----             ----
    Total Annual Series Operating Expenses          0.93%            0.86%            0.90%             0.88%            1.05%
      Expense Reimbursement                        (0.03)%(2)         N/A             0.00%(2)           N/A              N/A
                                                    ----             ----             ----              ----             ----
      Net Expenses(1)                               0.90%            0.86%            0.90%             0.88%            1.05%

    ----------
    (1) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal 0.85% for Emerging Growth Series and 1.04% for New Discovery Series.

    (2) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described above), do not exceed 0.15% annually for each series except the Money Market Series, which will not exceed 0.10%. (Note that the High Income Series' "Other Expenses" are currently below 0.15% and the series is reimbursing MFS). This contractual fee arrangement may not be changed without approval of the Board of Trustees which oversees the series.

-   EXAMPLE OF EXPENSES--INITIAL CLASS

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THESE EXAMPLES DO NOT TAKE INTO ACCOUNT THE FEES AND EXPENSES IMPOSED BY INSURANCE COMPANIES THROUGH WHICH YOUR INVESTMENT IN A SERIES MAY BE MADE.

        The examples assume that:

        - You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

        - Your investment has a 5% return each year and dividends and other distributions are reinvested; and

        - The series' operating expenses remain the same, except that for the Bond Series, Capital Opportunities Series, Global Equity Series, High Income Series, Money Market Series, Strategic Income Series and Value Series the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see the expense table on the previous page).

        Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                                 PERIOD
                                             -----------------------------------------------
                                             1 YEAR      3 YEARS       5 YEARS      10 YEARS
      --------------------------------------------------------------------------------------
      Capital Opportunities Series            $ 92         $293          $512        $1,140
      Emerging Growth Series                    88          274           477         1,061
      High Income Series                        92          287           498         1,108
      Investors Trust Series                    90          281           488         1,084
      New Discovery Series                     107          334           579         1,283

II  RISK RETURN SUMMARY

    Investment strategies which are common to all series are described under the caption "Certain Investment Strategies."


    1:  CAPITAL OPPORTUNITIES SERIES

-   INVESTMENT OBJECTIVE

    The series' investment objective is capital appreciation. This objective may be changed without shareholder approval.

-   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series focuses on companies which MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

    MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

    The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

    The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-   PRINCIPAL RISKS OF AN INVESTMENT

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

    The principal risks of investing in the series are:

    - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

    - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        -   Foreign markets may be less liquid and more volatile than U.S.
            markets.

        - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

    - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

    - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

    - As with any mutual fund, you could lose money on your investment in the series.

    AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

    BAR CHART

    The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.

[CHART]

    1997        26.47%
    1998        26.80%
    1999        47.42%
    2000        (3.66%)
    2001       (23.48%)
    2002       (29.69%)

        During the period shown in the bar chart, the highest quarterly return was 27.90% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (26.59)% (for the calendar quarter ended September 30, 2001).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                                 1 YEAR          5 YEAR          LIFE*
    Capital Opportunities Series--Initial Class Shares           (29.69)%        (0.63)%         4.61%
    Standard & Poor's 500 Stock Index**+                         (22.09)%        (0.58)%         6.67%

    ----------
    * Series performance figures are for the period from the commencement of the series' investment operations on August 14, 1996, through December 31, 2002. Index returns are from August 1, 1996.

    ** The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market.

    +   Source: Standard and Poor's Micropal, Inc.

    All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-   PORTFOLIO MANAGER

    The series is managed by a team of portfolio managers comprised of S. Irfan Ali and Kenneth J. Enright, each an MFS Senior Vice President. These individuals have been the series' portfolio managers since October 7, 2002, and they have been employed in the MFS investment management area since: Mr. Ali - 1993 and Mr. Enright - 1986.

    Members of the team may change from time to time, and a current list of team members is available by calling MFS at the telephone number listed in the back of this prospectus.

    2:  EMERGING GROWTH SERIES

-   INVESTMENT OBJECTIVE

    The series' investment objective is long term growth of capital. This objective may be changed without shareholder approval.

-   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies which MFS believes are either:

    - early in their life cycle but which have the potential to become major enterprises, or

    - major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

    Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

    MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

    The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

    The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-   PRINCIPAL RISKS OF AN INVESTMENT

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

    The principal risks of investing in the series are:

    - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    - EMERGING GROWTH RISK: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

        -   have limited product lines, markets and financial resources

        -   are dependent on management by one or a few key individuals

        - have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

    - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

    - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        -   Foreign markets may be less liquid and more volatile than U.S.
            markets.

        - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

    - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

    - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

    - As with any mutual fund, you could lose money on your investment in the series.

    AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

    BAR CHART

    The bar chart shows changes in the annual total returns of the series' initial class shares, assuming the reinvestment of distributions.

[CHART]

    1996        17.02%
    1997        21.90%
    1998        34.16%
    1999        76.71%
    2000       (19.61%)
    2001       (33.49%)
    2002       (33.76%)

        During the period shown in the bar chart, the highest quarterly return was 55.05% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (29.03)% (for the calendar quarter ended September 30, 2001).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                             1 YEAR         5 YEAR          LIFE*
    Emerging Growth Series--Initial Class Shares             (33.76)%       (3.43)%         4.69%
    Russell 3000(R) Growth Index**+                          (28.03)%       (4.11)%         4.51%

    ----------
    * Series performance figures are for the period from the commencement of the series' investment operations, July 24, 1995, through December 31, 2002. Index returns are from August 1, 1995.

    **  Source: Standard & Poor's Micropal, Inc.

    + The Russell 3000 Growth Index measures the performance of U.S. growth stocks.

    All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-   PORTFOLIO MANAGERS

    The fund is managed by a team of portfolio managers comprised of Dale A. Dutile, John E. Lathrop and David E. Sette-Ducati, each an MFS Senior Vice President, and Eric B. Fischman. These individuals have been the fund's portfolio managers since: Messrs. Dutile, Lathrop and Sette-Ducati - January 2001 and Mr. Fischman - April 2002. They have been employed in the MFS Investment management area since: Messrs. Dutile and Lathrop - 1994, Mr. Sette-Ducati - 1995 and Mr. Fischman - 2000. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and for Dreyfus Corporation.

    Members of the team may change from time to time, and a current list of team members is available by calling MFS at the telephone number listed in the back of this prospectus.

    3:  HIGH INCOME SERIES

-   INVESTMENT OBJECTIVE

    The series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. This objective may be changed without shareholder approval.

-   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 80% of its net assets in high income fixed income securities. Fixed income securities offering the high current income sought by the series generally are lower rated bonds. These bonds, commonly known as junk bonds, are assigned lower credit ratings by credit rating agencies or are unrated and considered by MFS to be comparable to lower rated bonds.

    While the series focuses its investments on bonds issued by corporations or similar entities, it may invest in all types of debt securities. The series may invest in foreign securities (including emerging markets securities), through which it may have exposure to foreign currencies.

    In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

-   PRINCIPAL RISKS OF AN INVESTMENT

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

    The principal risks of investing in the series are:

    - ALLOCATION RISK: The series will allocate its investments among fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

    - INTEREST RATE RISK: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

    - MATURITY RISK: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

    - CREDIT RISK: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

    - LIQUIDITY RISK: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

    -   JUNK BOND RISK:

        - HIGHER CREDIT RISK: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

        - HIGHER LIQUIDITY RISK: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

    - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        -   Foreign markets may be less liquid and more volatile than U.S.
            markets.

        - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

    - As with any mutual fund, you could lose money on your investment in the series.

    AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

    BAR CHART

    The bar chart shows changes in the annual total returns of the series' initial class shares, assuming the reinvestment of distributions.

[CHART]

    1996       11.80%
    1997       13.62%
    1998       (0.18%)
    1999        6.44%
    2000       (6.67%)
    2001        2.07%
    2002        2.56%

        During the period shown in the bar chart, the highest quarterly return was 5.73% (for the calendar quarter ended December 31, 2001) and the lowest quarterly return was (7.28)% (for the calendar quarter ended September 30, 1998).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2002)

    RETURNS BEFORE TAXES                                  1 YEAR         5 YEAR        LIFE*
    High Income Series--Initial Class Shares               2.56%          0.75%        4.51%
    Lipper High Yield Bond Index#+                        (2.41)%        (1.86)%       2.64%
    Lehman Brothers High Yield Bond Index##++              1.07%         (0.38)%       3.62%

    ----------
    * Series performance figures are for the period from the commencement of the series' investment operations, July 26, 1995, through December 31, 2002. Index return is from August 1, 1995.

    #   Source: Lipper Inc.

    + The Lipper Mutual Fund indices measure the performance of funds within their respective classification.

    ##  Source: Standard & Poor's Micropal, Inc.

    ++ The Lehman Brothers High Yield Bond Index measures the performance of the high-yield bond market.

    All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-   PORTFOLIO MANAGER

    Bernard Scozzafava, a Senior Vice President of the Adviser, has been employed in the investment management area of the Adviser since 1989. Mr. Scozzafava has been the series' portfolio manager since its inception.

    4:  INVESTORS TRUST SERIES

-   INVESTMENT OBJECTIVES

    The series' investment objectives are mainly to provide long-term growth of capital and secondarily to provide reasonable current income. These objectives may be changed without shareholder approval. Prior to May 1, 2001 the series' investment objective was to provide reasonable current income and long-term growth of capital and income.

-   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. These securities may be listed on a securities exchange or traded in the over-the-counter markets. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Stock Index.

    MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

    The series may invest in foreign equity securities through which it may have exposure to foreign currencies.

-   PRINCIPAL RISKS OF AN INVESTMENT

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.

    The principal risks of investing in the series are:

    - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    - LARGE CAP COMPANIES RISK: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the series' value may not rise as much as the value of series that emphasize smaller cap companies.

    - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        -   Foreign markets may be less liquid and more volatile than U.S.
            markets.

        - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

    - As with any mutual fund, you could lose money on your investment in the series.

    AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

    BAR CHART

    The bar chart shows changes in the annual total returns of the series' initial class shares, assuming the reinvestment of distributions.

[CHART]

    1996        24.46%
    1997        29.78%
    1998        22.32%
    1999         6.69%
    2000        (0.15%)
    2001       (15.95%)
    2002       (20.96%)

        During the period shown in the bar chart, the highest quarterly return was 18.29% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (15.43)% (for the calendar quarter ended September 30, 2002).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                             1 YEAR          5 YEAR          LIFE*
    Investors Trust Series--Initial Class Shares             (20.96)%        (2.84)%         5.68%
    Standard & Poor's 500 Stock Index**+                     (22.09)%        (0.58)%         7.49%

    ----------
    * Series performance figures are for the period from the commencement of the series' investment operations on October 9, 1995, through December 31, 2002. Index returns are from October 1, 1995.

    ** The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market.

    +   Source: Standard & Poor's Micropal, Inc.

    All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-   PORTFOLIO MANAGERS

    The series is managed by a team of portfolio managers comprised of John D. Laupheimer, Jr., an MFS Senior Vice President, and Brooks Taylor, an MFS Vice President. These individuals have been the series' portfolio managers since: Mr. Laupheimer - inception in 1995 and Mr. Taylor - 2001, and they have been employed in the MFS investment management area since: Mr. Laupheimer - 1981 and Mr. Taylor - 1996.

    Members of the team may change from time to time, and a current list of team members is available by calling MFS at the telephone number listed in the back of this prospectus.

    5:  NEW DISCOVERY SERIES

-   INVESTMENT OBJECTIVE

    The series' investment objective is capital appreciation. This objective may be changed without shareholder approval.

-   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. Emerging growth companies are companies which MFS believes offer superior prospects for growth and are either:

    - early in their life cycle but which have the potential to become major enterprises, or

    - major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

    While emerging growth companies may be of any size, the series will generally focus on smaller capitalization emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Stock Index as of May 31, 2002 between $128 million and $1.3 billion. This index is a widely recognized, unmanaged index of small cap common stock prices. MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments in emerging growth companies may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

    MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

    The series may engage in short sales. In a short sale, the series borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The series must replace the security it borrowed by purchasing the security at its market value at the time of replacement.

    The fund may invest in foreign securities through which it may have exposure to foreign currencies.

-   PRINCIPAL RISKS OF AN INVESTMENT

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

    The principal risks of investing in the series are:

    - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    - EMERGING GROWTH COMPANIES RISK: Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

        -   have limited product lines, markets and financial resources

        -   are dependent on management by one or a few key individuals

        - have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

    - SMALL CAPITALIZATION COMPANIES RISK: Investments in small cap companies tend to involve more risk and be more volatile than investments in larger companies. Small capitalization companies may be more susceptible to market declines because of their limited product lines, financial and management resources, markets and distribution channels. Their shares may be more difficult to sell at satisfactory prices during market declines.

    - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange listed stocks. The values of these stocks may be more volatile than exchange listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

    - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        -   Foreign markets may be less liquid and more volatile than U.S.
            markets.

        - Foreign securities often trade in currencies other than the U.S. dollar, and the fund may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the fund's foreign currency holdings. By entering into forward foreign currency exchange contracts, the fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the fund may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the fund enters the contract may fail to perform its obligations to the fund.

    - SHORT SALES RISK: The series will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the series must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss is unlimited.

    - As with any mutual fund, you could lose money on your investment in the series.

    AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

    BAR CHART

    The bar chart shows changes in the annual total returns of the series' initial class shares, assuming the reinvestment of distributions.

[CHART]

    1999        73.41%
    2000        (1.99%)
    2001        (5.03%)
    2002       (31.63%)

        During the period shown in the bar chart, the highest quarterly return was 53.31% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (23.50)% (for the calendar quarter ended September 30, 2001).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                            1 YEAR           LIFE*
    New Discovery Series--Initial Class Shares              (31.63)%          2.61%
    Russell 2000(R) Index**+                                (30.26)%         (9.37)%

    ----------
    * Series performance figures are for the period from the commencement of the series' investment operations on May 1, 1998, through December 31, 2002. Index returns are from May 1, 1998.

    **  The Russell 2000 Index measures U.S. small-cap stocks.

    +   Source: Standard & Poor's Micropal, Inc.

    All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-   PORTFOLIO MANAGER

    The fund is managed by a team of portfolio managers comprised of: Donald F. Pitcher, Jr., an MFS Senior Vice President, and Robert A. Henderson, an MFS Vice President. These individuals have each been a portfolio manager of the fund since: Mr. Pitcher - June 2002 and Mr. Henderson - April 2002 and have been employed in the MFS investment management area since: Mr. Pitcher - 1971 and Mr. Henderson - 1996.

    Members of the team may change from time to time, and a current list of team members is available by calling MFS at the telephone number listed in the back of this prospectus.

III CERTAIN INVESTMENT STRATEGIES AND RISKS

-   FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS

    Each series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this prospectus. The types of securities and investment techniques and practices in which a series may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the trust's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (see back cover for address and phone number).

-   TEMPORARY DEFENSIVE POLICIES

    Each series may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a series invests defensively, it may not be able to pursue its investment objective. A series defensive investment position may not be effective in protecting its value.

-   ACTIVE OR FREQUENT TRADING

    Each series, except for the Money Market Series, may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

IV  MANAGEMENT OF THE SERIES

-   INVESTMENT ADVISER

    Massachusetts Financial Services Company (referred to as MFS or the adviser) is the investment adviser to each series. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $111.0 billion as of January 31, 2003. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

    MFS provides investment management and related administrative services and facilities to each series, including portfolio management and trade execution. For these services, each series pays MFS an annual management fee as set forth in the Expense Summary.

    MFS or its affiliates generally pay an administrative service fee to insurance companies which use the series as underlying investment vehicles for their variable annuity and variable life insurance contracts based upon the aggregate net assets of the series attributable to these contracts. These fees are not paid by the series, their shareholders, or by the contract holders.

-   ADMINISTRATOR

    MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by each series for a portion of the costs it incurs in providing these services.

-   DISTRIBUTOR

    MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series.

-   SHAREHOLDER SERVICING AGENT

    MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for each series, for which it receives compensation from each series.

V   DESCRIPTION OF SHARES

    The trust offers two classes of shares--initial class shares and service class shares (except Money Market Series only offers initial class shares). Initial class shares are offered through this prospectus. Service class shares, which bear a Rule 12b-1 distribution fee, are available through a separate prospectus. If you would like to receive a copy of the other prospectus, please call the MFS Service Center at the telephone number referenced at the back of this document. These shares are offered to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts. The trust also offers shares of each of its series to qualified pension and retirement plans. All purchases, redemptions and exchanges of shares are made through these insurance company separate accounts and plans, which are the record owner of the shares. Contract holders and plan beneficiaries seeking to purchase, redeem or exchange interests in the trust's shares should consult with the insurance company which issued their contracts or their plan sponsor.

VI  OTHER INFORMATION

-   PRICING OF SERIES' SHARES

    The price of each class of the series' shares is based on its net asset value. The net asset value of each class of shares is determined once each day during which the New York Stock Exchange ("NYSE") is open for trading as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The NYSE is closed on most national holidays and Good Friday. To determine net asset value, the series values its assets at current market values, or at fair value as determined by the adviser under the direction of the Board of Trustees that oversees the series if the trustees determine that the current market price does not constitute fair value.

    The securities held by a series that trades in foreign markets are usually valued on the basis of the most recent closing market prices in those markets. Most foreign markets close before the series' valuation time. For example, for securities primarily traded in the Far East, the most recent closing prices may be as much as 15 hours old at 4:00 p.m., Eastern time. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and the series' valuation time will not be reflected in the series' net asset value. However, if a determination is made that such developments are so significant that they will clearly and materially affect the value of the series' securities, the series may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the series' valuation time. A series may fair value securities in other situations; for example, when a particular foreign market is closed but the series is open.

    Insurance companies and plan sponsors are the designees of the trust for receipt of purchase, exchange and redemption orders from contractholders and plan beneficiaries. An order submitted to the trust's designee by the valuation time will receive the net asset value next calculated; provided that the trust receives notice of the order generally by 9:30 a.m. eastern time on the next day on which the New York Stock Exchange is open for trading.

    Certain series invest in securities which are primarily listed on foreign exchanges that trade on weekends and other days when the series does not price its shares. Therefore, the value of these series' shares may change on days when you will not be able to purchase or redeem their shares.

-   DISTRIBUTIONS

    Each series (except the Money Market Series) intends to pay substantially all of its net income (including any realized net capital and net foreign currency gains) to shareholders as dividends at least annually.

    The Money Market Series intends to declare daily as dividends substantially all of its net income (excluding any realized net capital gains) and to pay these dividends to shareholders at least monthly. The series intends to distribute any realized net capital gains at least annually.

-   TAX CONSIDERATIONS

    The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in a series may have on your tax situation. Each series of the trust is treated as a separate corporation for federal tax purposes. As long as a series qualifies for treatment as a regulated investment company (which each series has done in the past and intends to do in the future), it pays no federal income tax on the net earnings and net realized gains it distributes to shareholders. In addition, each series also intends to continue to diversify its assets to satisfy the federal diversification tax rules applicable to separate accounts that fund variable insurance and annuity contracts.

    Shares of the series are offered to insurance company separate accounts and to qualified retirement and pension plans. You should consult with the insurance company that issued your contract or your plan sponsor to understand the federal tax treatment of your investment.

-   RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS

    Purchases and exchanges should be made for investment purposes only. Each series reserves the right to reject or restrict any specific purchase or exchange request. Because an exchange request involves both a request to redeem shares of one series and to purchase shares of another series, the series consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the series reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

-   EXCESSIVE TRADING PRACTICES

    The series do not permit market-timing or other excessive trading practices that may disrupt portfolio management strategies and harm series' performance. As noted above, each series reserves the right to reject or restrict any purchase order (including exchanges) from any investor. Each series will exercise these rights including rejecting or canceling purchase and exchange orders, delaying for up to two business days the processing of exchange requests, restricting the availability of purchases and exchanges through telephone requests, facsimile transmissions, automated telephone services, internet services or any other electronic transfer service, if an investor's trading, in the judgment of the series, has been or may be disruptive to a series. In making this judgment, the series may consider trading done in multiple accounts under common ownership or control.

-   IN-KIND DISTRIBUTIONS

    The series have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the series makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash, and the securities may increase or decrease in value until you sell them. The series do not expect to make in-kind distributions.

-   UNIQUE NATURE OF SERIES

    MFS may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the series, and which may be managed by the series' portfolio manager(s). While a series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a series and these similar products, including differences in sales charges, expense ratios and cash flows.

-   POTENTIAL CONFLICTS

    Shares of the series are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other ("shared funding") and may serve as the underlying investments for both variable annuity and variable life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the board of trustees which oversees the series intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in one or more series. This might force a series to sell securities at disadvantageous prices.

VII FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the series' financial performance for the past five years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. The series' Annual Report is available upon request by contacting MFSC (see back cover for address and telephone number). These financial statements are incorporated by reference into the SAI. The trust's independent auditors are Deloitte & Touche LLP.

1.  CAPITAL OPPORTUNITIES SERIES--INITIAL CLASS

                                                                                       YEAR ENDED DECEMBER 31,
                                                                   ----------------------------------------------------------------
                                                                     2002         2001           2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period                             $  13.55     $  19.26       $  21.74     $  14.79     $  11.68
                                                                   --------     --------       --------     --------     --------
Income from investment operations# --
  Net investment income (loss)@                                    $   0.02     $   0.01       $   0.01     $  (0.02)    $   0.03
  Net realized and unrealized gain (loss) on investments and
     foreign currency                                                 (4.03)       (4.32)         (0.66)        7.02         3.11
                                                                   --------     --------       --------     --------     --------
        Total from investment operations                           $  (4.01)    $  (4.31)      $  (0.65)    $   7.00     $   3.14
                                                                   --------     --------       --------     --------     --------
Less distributions declared to shareholders --
  From net investment income                                       $  (0.01)    $   0.00+++    $     --     $     --     $  (0.02)
  From net realized gain on investments and foreign
     currency transactions                                               --        (1.33)         (1.83)       (0.05)       (0.01)
  In excess of net realized gain on investments and
     foreign currency transactions                                       --        (0.07)            --           --           --
                                                                   --------     --------       --------     --------     --------
        Total distributions declared to shareholders               $  (0.01)    $  (1.40)      $  (1.83)    $  (0.05)    $  (0.03)
                                                                   --------     --------       --------     --------     --------
Net asset value -- end of period                                   $   9.53     $  13.55       $  19.26     $  21.74     $  14.79
                                                                   --------     --------       --------     --------     --------
Total return                                                         (29.69)%     (23.48)%        (3.66)%      47.42%       26.80%
Ratios (to average net assets)/Supplemental data@:
  Expenses##                                                           0.90%        0.91%          0.94%        1.02%        1.02%
  Net investment income (loss)                                         0.21%        0.06%          0.03%       (0.13)%       0.21%
Portfolio turnover                                                      105%         102%           109%         152%         144%
Net assets at end of period (000 0mitted)                          $105,323     $163,014       $140,043     $ 63,172     $ 23,908

@   Subject to reimbursement by the series, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all the series' operating expenses, exclusive of management fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. Prior to May 1, 2000, this fee was not greater than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income (loss) per share and the ratios would have been:

    Net investment income (loss)                                   $   0.02     $   0.00       $   0.01     $  (0.02)    $   0.02
    Ratios (to average net assets):
      Expenses##                                                       0.93%        0.96%          0.93%        1.03%        1.11%
      Net investment income (loss)                                     0.18%        0.01%          0.04%       (0.14)%       0.12%

----------
+++ Per share amount was less than $(0.01).

#   Per share data are based on average shares outstanding.

##  Ratios do not reflect reductions from certain expense offset arrangements.

2.  EMERGING GROWTH SERIES--INITIAL CLASS

                                                                                         YEAR ENDED DECEMBER 31,
                                                                  ------------------------------------------------------------------
                                                                      2002          2001          2000          1999        1998
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period                            $    17.98    $    28.85    $    37.94    $    21.47    $  16.13
                                                                  ----------    ----------    ----------    ----------    --------
Income (loss) from investment operations# --
  Net investment loss                                             $    (0.04)   $    (0.03)   $    (0.01)   $    (0.06)   $  (0.05)
  Net realized and unrealized gain (loss) on investments and
     foreign currency transactions                                     (6.03)        (9.44)        (7.07)        16.53        5.55
                                                                  ----------    ----------    ----------    ----------    --------
        Total from investment operations                          $    (6.07)   $    (9.47)   $    (7.08)   $    16.47    $   5.50
                                                                  ----------    ----------    ----------    ----------    --------
Less distributions declared to shareholders --
  From net realized gain on investments and foreign
     currency transactions                                        $       --    $    (1.04)   $    (2.01)   $       --    $  (0.05)
  In excess of net realized gain on investments and
     foreign currency transactions                                        --         (0.36)           --            --       (0.11)
                                                                  ----------    ----------    ----------    ----------    --------
        Total distributions declared to shareholders              $       --    $    (1.40)   $    (2.01)   $       --    $  (0.16)
                                                                  ----------    ----------    ----------    ----------    --------
Net asset value -- end of period                                  $    11.91    $    17.98    $    28.85    $    37.94    $  21.47
                                                                  ----------    ----------    ----------    ----------    --------
Total return                                                          (33.76)%      (33.49)%      (19.61)%       76.71%      34.16%
Ratios (to average net assets)/Supplemental data:
  Expenses##                                                            0.86%         0.87%         0.85%         0.84%       0.85%
  Net investment loss                                                  (0.24)%       (0.14)%       (0.04)%       (0.23)%     (0.29)%
Portfolio turnover                                                       111%          231%          200%          176%         71%
Net assets at end of period (000 Omitted)                         $  757,499    $1,462,469    $2,312,406    $2,132,528    $908,987

----------
#   Per share data are based on average shares outstanding.

##  Ratios do not reflect reductions from certain offset arrangements.

3.  HIGH INCOME SERIES--INITIAL CLASS

                                                                                      YEAR ENDED DECEMBER 31,
                                                                   ---------------------------------------------------------------
                                                                     2002         2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period                             $   9.22     $   9.84     $  11.49     $  11.53     $  12.34
                                                                   --------     --------     --------     --------     --------
Income from investment operations#@@ --
  Net investment income@                                           $   0.73     $   0.90     $   1.05     $   1.03     $   1.04
  Net realized and unrealized loss on investments
     and foreign currency                                             (0.50)       (0.68)       (1.75)       (0.28)       (1.02)
                                                                   --------     --------     --------     --------     --------
        Total from investment operations                           $   0.23     $   0.22     $  (0.70)    $   0.75     $   0.02
                                                                   --------     --------     --------     --------     --------
Less distributions declared to shareholders --
  From net investment income                                       $  (0.64)    $  (0.84)    $  (0.95)    $  (0.79)    $  (0.62)
  From net realized gain on investments and foreign
     currency transactions                                               --           --           --           --        (0.21)
  In excess of net realized gain on investments and
     foreign currency transactions                                       --           --           --           --        (0.00)+
                                                                   --------     --------     --------     --------     --------
        Total distributions declared to shareholders               $  (0.64)    $  (0.84)    $  (0.95)    $  (0.79)    $  (0.83)
                                                                   --------     --------     --------     --------     --------
Net asset value -- end of period                                   $   8.81     $   9.22     $   9.84     $  11.49     $  11.53
                                                                   --------     --------     --------     --------     --------
Total return                                                           2.56%        2.07%       (6.67)%       6.44%       (0.18)%
Ratios (to average net assets)/Supplemental data@:
  Expenses##                                                           0.90%        0.91%        0.95%        1.01%        1.03%
  Net investment income@@                                              8.32%        9.53%        9.79%        8.95%        8.67%
Portfolio turnover                                                       68%          64%          70%          76%         146%
Net assets at end of period (000 Omitted)                          $120,711     $ 84,515     $ 62,113     $ 58,596     $ 42,890

@   Subject to reimbursement by the series, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series operating expenses, exclusive of management fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. Prior to May 1, 2000 this fee was not greater than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income per share and ratios would have been:

    Net investment income                                          $   0.73     $   0.89     $   1.05     $   1.03     $   1.05
    Ratios (to average net assets):
       Expenses##                                                      0.88%        1.01%        0.99%        0.97%        0.96%
       Net investment income@@                                         8.34%        9.43%        9.75%        8.99%        8.74%

----------
@@ As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended December 31, 2001 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.04%. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

+   Per share amount was less than $0.01.

#   Per share data are based on average shares outstanding.

##  Ratios do not reflect reductions from certain expense offset arrangements.

4.  INVESTORS TRUST SERIES--INITIAL CLASS

                                                                                      YEAR ENDED DECEMBER 31,
                                                                   -------------------------------------------------------------
                                                                     2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period                             $  17.12     $  21.00     $  21.31     $  20.11     $  16.44
                                                                   --------     --------     --------     --------     --------
Income from investment operations# --
  Net investment income@                                           $   0.09     $   0.10     $   0.12     $   0.12     $   0.13
  Net realized and unrealized gain (loss) on investments and
     foreign currency                                                 (3.66)       (3.40)       (0.16)        1.22         3.54
                                                                   --------     --------     --------     --------     --------
        Total from investment operations                           $  (3.57)    $  (3.30)    $  (0.04)    $   1.34     $   3.67
                                                                   --------     --------     --------     --------     --------
Less distributions declared to shareholders --
  From net investment income                                       $  (0.08)    $  (0.09)    $  (0.10)    $  (0.06)    $     --
  From net realized gain on investments and foreign
     currency transactions                                               --        (0.35)       (0.17)       (0.08)          --
  In excess of net realized gain on investments and
     foreign currency transactions                                       --        (0.14)          --           --           --
                                                                   --------     --------     --------     --------     --------
        Total distributions declared to shareholders               $  (0.08)    $  (0.58)    $  (0.27)    $  (0.14)    $     --
                                                                   --------     --------     --------     --------     --------
Net asset value -- end of period                                   $  13.47     $  17.12     $  21.00     $  21.31     $  20.11
                                                                   --------     --------     --------     --------     --------
Total return                                                         (20.96)%     (15.95)%      (0.15)%       6.69%       22.32%
Ratios (to average net assets)/Supplemental data@:
  Expenses##                                                           0.88%        0.90%        0.87%        0.88%        0.95%
  Net investment income                                                0.62%        0.54%        0.58%        0.56%        0.73%
Portfolio turnover                                                       71%          84%          71%          72%          57%
Net assets at end of period (000 Omitted)                          $378,720     $502,723     $492,481     $390,762     $244,310

@   Prior to October 2, 1998, subject to reimbursement by the series, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all the series' operating expenses, exclusive of management fee. In consideration, the series paid the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:

    Net investment income (loss)                                         --           --           --           --     $   0.14
    Ratios (to average net assets):
       Expenses##                                                        --           --           --           --         0.88%
       Net investment income                                             --           --           --           --         0.80%

----------
#   Per share data are based on average shares outstanding.

## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

5.  NEW DISCOVERY SERIES--INITIAL CLASS

                                                                                 YEAR ENDED DECEMBER 31,               PERIOD ENDED
                                                                     ------------------------------------------------  DECEMBER 31,
                                                                       2002         2001         2000         1999        1998**
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period                               $  15.27     $  16.61     $  17.27     $  10.22     $  10.00
                                                                     --------     --------     --------     --------     --------
Income from investment operations# --
  Net investment loss@                                               $  (0.07)    $  (0.09)    $  (0.08)    $  (0.09)    $  (0.04)
  Net realized and unrealized gain (loss) on investments and
     foreign currency                                                   (4.76)       (0.74)       (0.26)        7.53         0.26
                                                                     --------     --------     --------     --------     --------
        Total from investment operations                             $  (4.83)    $  (0.83)    $  (0.34)    $   7.44     $   0.22
                                                                     --------     --------     --------     --------     --------
Less distributions declared to shareholders from net realized gain
  on investments and foreign currency transactions                   $     --     $  (0.35)    $  (0.32)    $  (0.39)    $     --
                                                                     --------     --------     --------     --------     --------
In excess of net realized gain on investments and
  foreign currency transactions                                            --        (0.16)          --           --           --
                                                                     --------     --------     --------     --------     --------
        Total distributions declared to shareholders                 $     --     $  (0.51)    $  (0.32)    $  (0.39)    $     --
                                                                     --------     --------     --------     --------     --------
Net asset value -- end of period                                     $  10.44     $  15.27     $  16.61     $  17.27     $  10.22
                                                                     --------     --------     --------     --------     --------
Total return                                                           (31.63)%      (5.03)%      (1.99)%      73.41%        2.20%++
Ratios (to average net assets)/Supplemental data@:
  Expenses##                                                             1.05%        1.06%        1.08%        1.17%        1.17%+
  Net investment loss                                                   (0.56)%      (0.61)%      (0.48)%      (0.72)%      (0.74)%+
Portfolio turnover                                                         90%          63%          65%         185%         130%
Net assets at end of period (000 Omitted)                            $157,863     $194,098     $145,113     $ 18,115     $  1,138

@   Subject to reimbursement by the series, the investment adviser has voluntarily agreed to under a temporary expense agreement to pay all of the series' operating expenses, exclusive of management fees. In consideration, the series' pays the investment adviser a fee reimbursement not greater than 0.15% of the average daily net assets. Prior to May 1, 2000, this fee was not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

    Net investment loss                                                    --*    $  (0.09)    $  (0.09)    $  (0.25)    $  (0.28)
    Ratios (to average net assets):
       Expenses##                                                          --*        1.09%        1.11%        2.49%        5.22%+
       Net investment loss                                                 --*       (0.64)%      (0.51)%      (2.04)%      (4.79)%+

----------
*   Reimbursement amount does not impact per share amounts or ratios.

** For the period from the commencement of the Series' investment operations, May 1, 1998, through December 31, 1998.

+   Annualized.

++  Not annualized.

#   Per share data are based on average shares outstanding.

##  Ratios do not reflect reductions from certain expense offset arrangements.

APPENDIX A                                          CAPITAL OPPORTUNITIES SERIES

-   INVESTMENT TECHNIQUES AND PRACTICES

    In pursuing its investment objective and investment policies, the Capital Opportunities Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (X) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

    INVESTMENT TECHNIQUES/PRACTICES

    SYMBOLS     X SERIES USES, OR CURRENTLY    -- PERMITTED, BUT SERIES DOES NOT
                  ANTICIPATES USING               CURRENTLY ANTICIPATE USING
    ----------------------------------------------------------------------------

    DEBT SECURITIES
     ASSET-BACKED SECURITIES
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                              --
       Corporate Asset-Backed Securities                                      --
       Mortgage Pass-Through Securities                                       --
       Stripped Mortgage-Backed Securities                                    --
     Corporate Securities                                                      X
     Loans and Other Direct Indebtedness                                      --
     Lower Rated Bonds                                                         X
     Municipal Bonds                                                          --
     U.S. Government Securities                                                X
     Variable and Floating Rate Obligations                                    X
     Zero Coupon Bonds, Deferred Interest Bonds and PIK
       Bonds                                                                   X
    Equity Securities                                                          X
    FOREIGN SECURITIES EXPOSURE
     Brady Bonds                                                               X
     Depositary Receipts                                                       X
     Dollar-Denominated Foreign Debt Securities                               --
     Emerging Markets                                                          X
     Foreign Securities                                                        X
    Forward Contracts                                                          X
    Futures Contracts                                                          X
    Indexed Securities/Structured Products                                    --
    Inverse Floating Rate Obligations                                         --
    INVESTMENT IN OTHER INVESTMENT COMPANIES
     Open-End Funds                                                            X
     Closed-End Funds                                                          X
    Lending of Portfolio Securities                                            X
    LEVERAGING TRANSACTIONS
     Bank Borrowings                                                          --
     Mortgage "Dollar-Roll" Transactions                                       X
     Reverse Repurchase Agreements                                            --
    OPTIONS
     Options on Foreign Currencies                                             X
     Options on Futures Contracts                                              X
     Options on Securities                                                     X
     Options on Stock Indices                                                  X
     Reset Options                                                            --
     "Yield Curve" Options                                                    --
    Repurchase Agreements                                                      X
    Short Sales                                                                X
    Short Term Instruments                                                     X
    Swaps and Related Derivative Instruments                                  --
    Temporary Borrowings                                                       X
    Temporary Defensive Positions                                              X
    "When-Issued" Securities                                                   X

APPENDIX A                                                EMERGING GROWTH SERIES

-   INVESTMENT TECHNIQUES AND PRACTICES

    In pursuing its investment objective and investment policies, the Emerging Growth Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (X) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

    INVESTMENT TECHNIQUES/PRACTICES

    SYMBOLS     X SERIES USES, OR CURRENTLY    -- PERMITTED, BUT SERIES DOES NOT
                  ANTICIPATES USING               CURRENTLY ANTICIPATE USING
    ----------------------------------------------------------------------------

    DEBT SECURITIES
     ASSET-BACKED SECURITIES
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                              --
       Corporate Asset-Backed Securities                                      --
       Mortgage Pass-Through Securities                                       --
       Stripped Mortgage-Backed Securities                                    --
     Corporate Securities                                                      X
     Loans and Other Direct Indebtedness                                      --
     Lower Rated Bonds                                                         X
     Municipal Bonds                                                          --
     U.S. Government Securities                                                X
     Variable and Floating Rate Obligations                                    X
     Zero Coupon Bonds, Deferred Interest Bonds
       and PIK Bonds
    Equity Securities                                                          X
    FOREIGN SECURITIES EXPOSURE
     Brady Bonds                                                              --
     Depositary Receipts                                                       X
     Dollar-Denominated Foreign Debt Securities                               --
     Emerging Markets                                                          X
     Foreign Securities                                                        X
    Forward Contracts                                                          X
    Futures Contracts                                                          X
    Indexed Securities/Structured Products                                    --
    Inverse Floating Rate Obligations                                         --
    INVESTMENT IN OTHER INVESTMENT COMPANIES
     Open-End Funds                                                            X
     Closed-End Funds                                                          X
    Lending of Portfolio Securities                                            X
    LEVERAGING TRANSACTIONS
     Bank Borrowings                                                          --
     Mortgage "Dollar-Roll" Transactions                                       X
     Reverse Repurchase Agreements                                            --
    OPTIONS
     Options on Foreign Currencies                                             X
     Options on Futures Contracts                                              X
     Options on Securities                                                     X
     Options on Stock Indices                                                  X
     Reset Options                                                            --
     "Yield Curve" Options                                                    --
    Repurchase Agreements                                                      X
    Short Sales                                                                X
    Short Term Instruments                                                     X
    Swaps and Related Derivative Instruments                                  --
    Temporary Borrowings                                                       X
    Temporary Defensive Positions                                              X
    "When-Issued" Securities                                                   X

APPENDIX A                                                    HIGH INCOME SERIES

-   INVESTMENT TECHNIQUES AND PRACTICES

    In pursuing its investment objective and investment policies, the High Income Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (X) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

    INVESTMENT TECHNIQUES/PRACTICES

    SYMBOLS     X SERIES USES, OR CURRENTLY    -- PERMITTED, BUT SERIES DOES NOT
                  ANTICIPATES USING               CURRENTLY ANTICIPATE USING
    ----------------------------------------------------------------------------

    DEBT SECURITIES
     Asset-Backed Securities
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                               X
       Corporate Asset-Backed Securities                                       X
       Mortgage Pass-Through Securities                                        X
       Stripped Mortgage-Backed Securities                                    --
     Corporate Securities                                                      X
     Loans and Other Direct Indebtedness                                       X
     Lower Rated Bonds                                                         X
     Municipal Bonds                                                          --
     U.S. Government Securities                                                X
     Variable and Floating Rate Obligations                                    X
     Zero Coupon Bonds, Deferred Interest Bonds and PIK
       Bonds                                                                   X
    Equity Securities                                                          X
    FOREIGN SECURITIES EXPOSURE
     Brady Bonds                                                               X
     Depositary Receipts                                                      --
     Dollar-Denominated Foreign Debt Securities                                X
     Emerging Markets                                                          X
     Foreign Securities                                                        X
    Forward Contracts                                                          X
    Futures Contracts                                                          X
    Indexed Securities/Structured Products                                     X
    Inverse Floating Rate Obligations                                         --
    INVESTMENT IN OTHER INVESTMENT COMPANIES
     Open-End Funds                                                            X
     Closed-End Funds                                                          X
    Lending of Portfolio Securities                                            X
    LEVERAGING TRANSACTIONS
     Bank Borrowings                                                          --
     Mortgage "Dollar-Roll" Transactions                                       X
     Reverse Repurchase Agreements                                            --
    OPTIONS
     Options on Foreign Currencies                                            --
     Options on Futures Contracts                                             --
     Options on Securities                                                     X
     Options on Stock Indices                                                  X
     Reset Options                                                            --
     "Yield Curve" Options                                                    --
    Repurchase Agreements                                                      X
    Short Sales                                                                X
    Short Term Instruments                                                     X
    Swaps and Related Derivative Instruments                                   X
    Temporary Borrowings                                                       X
    Temporary Defensive Positions                                              X
    "When-Issued" Securities                                                   X

APPENDIX A                                                INVESTORS TRUST SERIES

-   INVESTMENT TECHNIQUES AND PRACTICES

    In pursuing its investment objective and investment policies, the Investors Trust Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (X) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

    INVESTMENT TECHNIQUES/PRACTICES

    SYMBOLS     X SERIES USES, OR CURRENTLY    -- PERMITTED, BUT SERIES DOES NOT
                  ANTICIPATES USING               CURRENTLY ANTICIPATE USING
    ----------------------------------------------------------------------------

    DEBT SECURITIES
     ASSET-BACKED SECURITIES
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                              --
       Corporate Asset-Backed Securities                                      --
       Mortgage Pass-Through Securities                                       --
       Stripped Mortgage-Backed Securities                                    --
     Corporate Securities                                                      X
     Loans and Other Direct Indebtedness                                      --
     Lower Rated Bonds                                                        --
     Municipal Bonds                                                          --
     U.S. Government Securities                                                X
     Variable and Floating Rate Obligations                                    X
     Zero Coupon Bonds, Deferred Interest Bonds and PIK
       Bonds                                                                   X
    Equity Securities                                                          X
    FOREIGN SECURITIES EXPOSURE
     Brady Bonds                                                              --
     Depositary Receipts                                                       X
     Dollar-Denominated Foreign Debt Securities                               --
     Emerging Markets                                                          X
     Foreign Securities                                                        X
    Forward Contracts                                                          X
    Futures Contracts                                                          X
    Indexed Securities/Structured Products                                    --
    Inverse Floating Rate Obligations                                         --
    INVESTMENT IN OTHER INVESTMENT COMPANIES
     Open-End                                                                  X
     Closed-End                                                                X
    Lending of Portfolio Securities                                            X
    LEVERAGING TRANSACTIONS
     Bank Borrowings                                                          --
     Mortgage "Dollar-Roll" Transactions                                       X
     Reverse Repurchase Agreements                                            --
    OPTIONS
     Options on Foreign Currencies                                            --
     Options on Futures Contracts                                             --
     Options on Securities                                                    --
     Options on Stock Indices                                                 --
     Reset Options                                                            --
     "Yield Curve" Options                                                    --
    Repurchase Agreements                                                      X
    Short Sales                                                                X
    Short Term Instruments                                                     X
    Swaps and Related Derivative Instruments                                  --
    Temporary Borrowings                                                       X
    Temporary Defensive Positions                                              X
    "When-Issued" Securities                                                   X

APPENDIX A                                                  NEW DISCOVERY SERIES

-   INVESTMENT TECHNIQUES AND PRACTICES

    In pursuing its investment objective and investment policies, the New Discovery Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (X) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

    INVESTMENT TECHNIQUES/PRACTICES

    SYMBOLS     X SERIES USES, OR CURRENTLY    -- PERMITTED, BUT SERIES DOES NOT
                  ANTICIPATES USING               CURRENTLY ANTICIPATE USING
    ----------------------------------------------------------------------------

    DEBT SECURITIES
     ASSET-BACKED SECURITIES
       Collateralized Mortgage Obligations and Multiclass
         Pass-Through Securities                                              --
       Corporate Asset-Backed Securities                                      --
       Mortgage Pass-Through Securities                                       --
       Stripped Mortgage-Backed Securities                                    --
     Corporate Securities                                                      X
       Loans and Other Direct Indebtedness                                    --
       Lower Rated Bonds                                                       X
       Municipal Bonds                                                        --
       U.S. Government Securities                                              X
       Variable and Floating Rate Obligations                                  X
       Zero Coupon Bonds, Deferred Interest Bonds and PIK
         Bonds                                                                 X
    Equity Securities                                                          X
    FOREIGN SECURITIES EXPOSURE
     Brady Bonds                                                              --
     Depositary Receipts                                                       X
     Dollar-Denominated Foreign Debt Securities                                X
     Emerging Markets                                                          X
     Foreign Securities                                                        X
    Forward Contracts                                                          X
    Futures Contracts                                                          X
    Indexed Securities/Structured Products                                     X
    Inverse Floating Rate Obligations                                         --
    INVESTMENT IN OTHER INVESTMENT COMPANIES
     Open-End                                                                  X
     Closed-End                                                                X
    Lending of Portfolio Securities                                            X
    LEVERAGING TRANSACTIONS
     Bank Borrowings                                                          --
     Mortgage "Dollar-Roll" Transactions                                       X
     Reverse Repurchase Agreements                                            --
    OPTIONS
     Options on Foreign Currencies                                             X
     Options on Futures Contracts                                              X
     Options on Securities                                                     X
     Options on Stock Indices                                                  X
     Reset Options                                                             X
     "Yield Curve" Options                                                     X
    Repurchase Agreements                                                      X
    Short Sales                                                                X
    Short Term Instruments                                                     X
    Swaps and Related Derivative Instruments                                   X
    Temporary Borrowings                                                       X
    Temporary Defensive Positions                                              X
    "When-Issued" Securities                                                   X

MFS(R) VARIABLE INSURANCE TRUST(SM)

If you want more information about the trust and its series, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS. These reports contain information about the series' actual investments. Annual reports discuss the effect of recent market conditions and the series' investment strategy on the series' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI, dated May 1, 2003, provides more detailed information about the trust and its series and is incorporated into this prospectus by reference.

YOU CAN GET FREE COPIES OF THE ANNUAL/SEMIANNUAL REPORTS, THE SAI AND OTHER INFORMATION ABOUT THE TRUST AND ITS SERIES, AND MAKE INQUIRIES ABOUT THE TRUST AND ITS SERIES, BY CONTACTING:

    MFS Service Center, Inc.
    2 Avenue de Lafayette
    Boston, MA 02111-1738
    Telephone: 1-800-343-2829, EXT. 3500
    Internet: http://www.mfs.com

Information about the trust and its series (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the trust and its series are available on the EDGAR Databases on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

    The trust's Investment Company Act file number is 811-8326


                                           MSG 11/98 224M 90/290/390/890